Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
14.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in accumulated other comprehensive loss, net of tax of nil, were as follows:

	Foreign currency translation	Total
	$	$
Balance as of January 1, 2018	(507)	(507)
Current year other comprehensive (loss)	(1,636)	(1,636)
Balance as of December 31, 2018	(2,143)	(2,143)
Current year other comprehensive (loss) income	239	239
Balance as of December 31, 2019	(1,904)	(1,904)
Current year other comprehensive loss income	661	661
Balance as of December 31, 2020	(1,243)	(1,243)